SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2021	1,906,806
Granted	1,186,397
Vested	(558,071)
Forfeited	(314,821)
Outstanding as of December 31, 2021	2,220,311